Consolidated Statements of Operations - USD ($)	12 Months Ended
	Dec. 31, 2023	Dec. 31, 2022
General and administrative expenses	$ 2,839,492	$ 1,697,963
Administrative expenses – related party	120,000	120,000
Operating expenses:
Loss from operations	(2,959,492)	(1,817,963)
Other income:
Change in fair value of derivative warrant liabilities	1,728,531	11,046,416
Other income attributable to derecognition of deferred underwriting fee allocated to warrants	205,275
Interest expense – debt discount	(24,780)
Interest income from cash held in Trust Account	13,898,712
Interest income from investments held in Trust Account	0	4,991,153
Total other income	15,807,738	16,037,569
Net income	12,848,246	14,219,606
One Energy Enterprises Inc [Member]
General and administrative expenses	18,377,495	10,294,415
Operating revenues	6,008,988	7,921,152
Operating expenses:
Cost of operations (exclusive of depreciation and amortization show below)	1,624,475	3,082,069
Asset impairment	0	748,304
Depreciation, amortization, and accretion expense	4,001,528	3,552,277
Taxes (other than income taxes)	260,342	305,141
Operating expenses	24,263,840	17,982,206
Loss from operations	(18,254,852)	(10,061,054)
Other income:
Other income/(expense), net	25,990	(18,807)
Sponsor loan derivative liability – related party	(363,600)	0
Sponsor loan derivative liability – other	(183,150)	0
Interest income	58,885	63
Interest expense – related party	(3,195,136)	(2,124,595)
Interest expense	(646,292)	(1,156,060)
Amortization of debt issuance costs	(35,936)	(23,004)
Amortization of loan origination fees	(134,524)	(1,878)
Total other income	(4,473,763)	(3,324,281)
Net income	(20,180,601)	(14,273,031)
Net loss before income taxes	(22,728,615)	(13,385,335)
Total income (tax) benefit	2,548,014	(887,696)
Net loss and comprehensive loss	(20,180,601)	(14,273,031)
Less: Net income (loss) and comprehensive income (loss) attributed to non-controlling interests	(4,863,126)	1,772,505
Net loss and comprehensive loss attributable to controlling interest	(15,317,475)	(16,045,536)
Accrual of Series A preferred stock cash dividend	(328,638)	0
Accrual of Series A preferred stock PIK dividend	(657,277)	0
Net loss and comprehensive loss available to common stockholders	$ (16,303,390)	$ (16,045,536)
Class A Ordinary Shares [Member]
Other income:
Basic net income per ordinary share	$ 0.32	$ 0.33
Diluted net income per ordinary share	$ 0.32	$ 0.33
Weighted average number of ordinary shares - basic	30,958,500	34,500,000
Weighted average number of ordinary shares - diluted	30,958,500	34,500,000
Class A Ordinary Shares [Member] | One Energy Enterprises Inc [Member]
Other income:
Basic net income per ordinary share	$ (40.82)	$ (43.45)
Diluted net income per ordinary share	$ (40.82)	$ (43.45)
Weighted average number of ordinary shares - basic	248,719	218,608
Weighted average number of ordinary shares - diluted	248,719	218,608
Class B Ordinary Shares [Member]
Other income:
Basic net income per ordinary share	$ 0.32	$ 0.33
Diluted net income per ordinary share	$ 0.32	$ 0.33
Weighted average number of ordinary shares - basic	8,625,000	8,625,000
Weighted average number of ordinary shares - diluted	8,625,000	8,625,000
Class B Ordinary Shares [Member] | One Energy Enterprises Inc [Member]
Other income:
Basic net income per ordinary share	$ (40.82)	$ (43.45)
Diluted net income per ordinary share	$ (40.82)	$ (43.45)
Weighted average number of ordinary shares - basic	150,700	150,700
Weighted average number of ordinary shares - diluted	150,700	150,700